American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2022

Small Cap Growth - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.1%
Aerojet Rocketdyne Holdings, Inc.	398,121	15,363,489
CAE, Inc.(1)	693,569	17,514,507
Mercury Systems, Inc.(1)	151,091	8,600,100
		41,478,096
Auto Components — 1.0%
Fox Factory Holding Corp.(1)	145,132	19,312,715
Banks — 2.4%
Bancorp, Inc. (The)(1)	450,859	13,444,615
Silvergate Capital Corp., Class A(1)	158,865	17,116,115
Triumph Bancorp, Inc.(1)	199,812	17,479,554
		48,040,284
Beverages — 0.6%
MGP Ingredients, Inc.	167,615	12,681,751
Biotechnology — 10.1%
ADC Therapeutics SA(1)	377,348	5,996,060
Arcus Biosciences, Inc.(1)	92,525	2,849,770
Arcutis Biotherapeutics, Inc.(1)	437,120	6,604,883
Arena Pharmaceuticals, Inc.(1)	147,030	13,523,819
Biohaven Pharmaceutical Holding Co. Ltd.(1)	167,322	22,232,074
Blueprint Medicines Corp.(1)	145,563	11,222,907
Bridgebio Pharma, Inc.(1)	181,985	1,796,192
Celldex Therapeutics, Inc.(1)	164,069	5,087,780
Centessa Pharmaceuticals plc, ADR(1)(2)	464,785	4,429,401
Cytokinetics, Inc.(1)	370,322	12,290,987
Deciphera Pharmaceuticals, Inc.(1)	272,239	2,294,975
Erasca, Inc.(1)	271,000	3,211,350
Fate Therapeutics, Inc.(1)	160,746	6,672,567
Global Blood Therapeutics, Inc.(1)	315,532	9,103,098
Halozyme Therapeutics, Inc.(1)	443,573	15,352,062
Insmed, Inc.(1)	530,373	12,028,860
Intellia Therapeutics, Inc.(1)	64,273	6,078,298
Invitae Corp.(1)	400,451	4,501,069
Iovance Biotherapeutics, Inc.(1)	138,333	2,303,244
KalVista Pharmaceuticals, Inc.(1)	340,835	4,301,338
Karuna Therapeutics, Inc.(1)	116,338	12,920,498
Kinnate Biopharma, Inc.(1)(2)	191,186	2,099,222
Kymera Therapeutics, Inc.(1)	176,098	7,396,116
Natera, Inc.(1)	282,421	19,953,044
Relay Therapeutics, Inc.(1)	182,741	4,044,058
		198,293,672
Building Products — 1.5%
Masonite International Corp.(1)	159,874	15,865,896
Trex Co., Inc.(1)	157,781	14,432,228
		30,298,124
Capital Markets — 0.7%
GCM Grosvenor, Inc., Class A	328,320	2,984,429
Open Lending Corp., Class A(1)	522,873	9,929,358
		12,913,787

Chemicals — 1.5%
Diversey Holdings Ltd.(1)	1,401,202	15,413,222
Element Solutions, Inc.	610,691	13,703,906
		29,117,128
Commercial Services and Supplies — 3.4%
Brink's Co. (The)	338,221	23,601,061
Clean Harbors, Inc.(1)	185,751	17,191,255
Driven Brands Holdings, Inc.(1)	922,042	26,047,687
		66,840,003
Construction and Engineering — 0.6%
Construction Partners, Inc., Class A(1)	442,403	11,608,655
Construction Materials — 2.0%
Eagle Materials, Inc.	128,964	18,809,399
Summit Materials, Inc., Class A(1)	579,218	20,596,992
		39,406,391
Containers and Packaging — 0.9%
Intertape Polymer Group, Inc.(2)	853,938	17,231,255
Diversified Consumer Services — 0.8%
European Wax Center, Inc., Class A(1)	606,163	14,814,624
Electrical Equipment — 1.2%
Sensata Technologies Holding plc(1)	403,807	23,162,370
Electronic Equipment, Instruments and Components — 2.1%
Fabrinet(1)	91,727	10,379,827
Jabil, Inc.	125,136	7,694,613
National Instruments Corp.	560,476	23,102,821
		41,177,261
Equity Real Estate Investment Trusts (REITs) — 2.4%
DigitalBridge Group, Inc.(1)	1,914,057	13,972,616
Innovative Industrial Properties, Inc.	54,990	10,898,468
Ryman Hospitality Properties, Inc.(1)	245,336	21,687,703
		46,558,787
Food and Staples Retailing — 0.6%
Grocery Outlet Holding Corp.(1)	479,368	12,166,360
Food Products — 1.3%
Sovos Brands, Inc.(1)	1,089,270	15,979,591
Whole Earth Brands, Inc.(1)	1,031,071	9,774,553
		25,754,144
Health Care Equipment and Supplies — 3.9%
Establishment Labs Holdings, Inc.(1)	121,715	6,370,563
Inari Medical, Inc.(1)	295,349	21,725,872
NeuroPace, Inc.(1)	478,179	3,854,123
SI-BONE, Inc.(1)	732,588	14,431,984
Silk Road Medical, Inc.(1)	452,156	14,835,238
Tandem Diabetes Care, Inc.(1)	139,029	16,420,715
		77,638,495
Health Care Providers and Services — 5.6%
Covetrus, Inc.(1)	413,192	7,466,379
Encompass Health Corp.	206,515	12,812,191
HealthEquity, Inc.(1)	399,668	21,358,258
Progyny, Inc.(1)	301,431	12,207,955
R1 RCM, Inc.(1)	1,105,259	26,283,059
RadNet, Inc.(1)	545,505	14,046,754
Tenet Healthcare Corp.(1)	209,523	15,529,845
		109,704,441

Health Care Technology — 1.4%
Health Catalyst, Inc.(1)	503,038	15,015,684
OptimizeRx Corp.(1)	260,247	11,692,898
		26,708,582
Hotels, Restaurants and Leisure — 4.9%
Churchill Downs, Inc.	75,717	15,923,285
Planet Fitness, Inc., Class A(1)	295,351	26,179,913
SeaWorld Entertainment, Inc.(1)	303,305	18,070,912
Wingstop, Inc.	139,402	21,363,356
Wyndham Hotels & Resorts, Inc.	171,929	14,433,440
		95,970,906
Household Durables — 1.1%
Lovesac Co. (The)(1)	146,180	7,871,793
Sonos, Inc.(1)	565,366	14,258,531
		22,130,324
Insurance — 2.9%
Goosehead Insurance, Inc., Class A	223,442	22,026,912
Kinsale Capital Group, Inc.	92,283	18,486,130
Ryan Specialty Group Holdings, Inc., Class A(1)	419,277	15,685,153
		56,198,195
Interactive Media and Services — 1.4%
Eventbrite, Inc., Class A(1)	678,654	9,725,112
QuinStreet, Inc.(1)	1,096,592	17,644,165
		27,369,277
IT Services — 3.9%
DigitalOcean Holdings, Inc.(1)	168,010	9,633,693
MAXIMUS, Inc.	300,933	23,268,140
Perficient, Inc.(1)	118,936	12,466,872
Switch, Inc., Class A	663,821	17,013,732
Thoughtworks Holding, Inc.(1)	711,205	15,234,011
		77,616,448
Leisure Products — 3.2%
Brunswick Corp.	254,200	23,078,818
Callaway Golf Co.(1)	909,152	21,692,366
Hayward Holdings, Inc.(1)	978,646	19,269,540
		64,040,724
Life Sciences Tools and Services — 0.5%
NeoGenomics, Inc.(1)	471,976	10,638,339
Machinery — 3.7%
AGCO Corp.	136,422	15,988,658
Astec Industries, Inc.	278,046	17,597,531
ATS Automation Tooling Systems, Inc.(1)	301,961	12,328,817
John Bean Technologies Corp.	149,504	20,183,040
Timken Co. (The)	93,132	6,221,218
		72,319,264
Oil, Gas and Consumable Fuels — 2.5%
Matador Resources Co.	619,992	27,757,042
Whitecap Resources, Inc.(2)	2,998,251	21,157,465
		48,914,507
Pharmaceuticals — 1.3%
Arvinas, Inc.(1)	134,110	9,587,524
Edgewise Therapeutics, Inc.(1)	272,174	3,701,566
Harmony Biosciences Holdings, Inc.(1)	174,635	6,262,411
Ventyx Biosciences, Inc.(1)	352,126	5,725,569
		25,277,070

Professional Services — 2.6%
ASGN, Inc.(1)	168,174	19,318,147
First Advantage Corp.(1)	1,200,421	20,311,123
HireRight Holdings Corp.(1)	918,603	12,493,001
		52,122,271
Real Estate Management and Development — 1.9%
Altus Group Ltd.	229,415	11,010,981
Newmark Group, Inc., Class A	1,040,457	15,929,397
Tricon Residential, Inc. (Toronto)	758,811	11,121,149
		38,061,527
Semiconductors and Semiconductor Equipment — 5.1%
Ambarella, Inc.(1)	51,537	7,222,910
Ichor Holdings Ltd.(1)	482,046	20,448,391
MACOM Technology Solutions Holdings, Inc.(1)	164,836	10,089,612
Onto Innovation, Inc.(1)	253,096	23,168,408
Power Integrations, Inc.	182,799	14,753,707
Semtech Corp.(1)	356,428	25,342,031
		101,025,059
Software — 10.1%
Box, Inc., Class A(1)	393,853	10,291,379
Enfusion, Inc., Class A(1)	486,044	6,712,268
Manhattan Associates, Inc.(1)	191,453	25,629,813
Model N, Inc.(1)	181,175	5,011,301
nCino, Inc.(1)	241,568	11,071,061
New Relic, Inc.(1)	147,271	15,484,073
Paycor HCM, Inc.(1)	830,027	21,530,900
Paylocity Holding Corp.(1)	103,462	21,104,179
SailPoint Technologies Holdings, Inc.(1)	403,806	15,623,254
Sprout Social, Inc., Class A(1)	206,870	14,243,000
SPS Commerce, Inc.(1)	166,857	20,665,239
Tenable Holdings, Inc.(1)	618,485	31,790,129
		199,156,596
Specialty Retail — 3.2%
Leslie's, Inc.(1)	1,218,088	25,372,773
National Vision Holdings, Inc.(1)	570,668	23,328,908
Petco Health & Wellness Co., Inc.(1)	722,962	13,555,537
		62,257,218
Technology Hardware, Storage and Peripherals — 0.6%
Pure Storage, Inc., Class A(1)	481,665	12,759,306
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	175,116	10,519,218
Crocs, Inc.(1)	190,144	19,512,577
		30,031,795
Trading Companies and Distributors — 1.3%
H&E Equipment Services, Inc.	505,237	21,033,016
NOW, Inc.(1)	466,313	4,145,523
		25,178,539
TOTAL COMMON STOCKS (Cost $1,828,726,171)		1,925,974,290
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	225,954	225,954
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,535,103	2,535,103
		2,761,057

Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $12,036,740) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $11,827,593)	11,827,586
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $40,217,610) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $39,429,022)	39,429,000
51,256,586
TOTAL SHORT-TERM INVESTMENTS (Cost $54,017,643)	54,017,643
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,882,743,814)	1,979,991,933
OTHER ASSETS AND LIABILITIES — (0.5)%	(10,586,512)
TOTAL NET ASSETS — 100.0%	$1,969,405,421

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,117,093	USD	1,637,515	UBS AG	3/31/22	$27,803
CAD	3,099,822	USD	2,462,533	UBS AG	3/31/22	(24,194)
CAD	3,380,247	USD	2,681,193	UBS AG	3/31/22	(22,270)
USD	59,175,085	CAD	76,553,624	UBS AG	3/31/22	(1,042,476)
USD	1,386,915	CAD	1,784,217	UBS AG	3/31/22	(16,562)
USD	3,120,545	CAD	4,000,159	UBS AG	3/31/22	(26,004)
USD	16,292,500	CAD	20,718,341	UBS AG	3/31/22	(4,677)
USD	2,068,475	CAD	2,588,130	UBS AG	3/31/22	32,636
USD	1,799,263	CAD	2,293,604	UBS AG	3/31/22	(4,900)
USD	1,864,789	CAD	2,373,001	UBS AG	3/31/22	(1,829)
						$(1,082,473)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,644,187. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,206,655, which includes securities collateral of $14,671,552.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,835,610,116	90,364,174	—
Short-Term Investments	2,761,057	51,256,586	—
	1,838,371,173	141,620,760	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	60,439	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,142,912	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.